Stock Transactions and Stock-Based Compensation (Assumptions Used In The Black-Scholes Model To Value Options Granted) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average volatility	24.30%	24.30%	22.40%
Dividend yield	0.60%	0.60%	0.50%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.20%	1.60%	1.70%
Expected years until exercise	5 years 6 months	5 years 6 months	5 years 6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.80%	2.20%	2.40%
Expected years until exercise	8 years	8 years	8 years